Intangible Asset, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Intangible Asset, Net [Abstract]
Schedule of Intangible Asset, Net

Intangible asset, net consists of the following:

	As of December 31, 2023	As of June 30, 2024
		(Unaudited)
	RMB	RMB
Cost:
Land use right	49,292,208	49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(1,895,785)	(2,388,707)
Intangible asset, net	47,731,288	47,238,366
Intangible asset, net consists of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Cost:
Land use right	49,292,208	49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(909,941)	(1,895,785)
Intangible asset, net	48,717,132	47,731,288

Schedule of Future Estimated Amortization Expenses

As of June 30, 2024, the future estimated amortization expenses are as below.

Years ended December 31,	Estimated amortization expense
(Unaudited)
RMB
Remaining of 2024	492,922
2025	985,844
2026	985,844
2027	985,844
2028	985,844
Thereafter	42,802,068
Total	47,238,366
As of December 31, 2023, the future estimated amortization expenses are as below.
Years ended December 31,	Estimated amortization expense
RMB
2024	985,844
2025	985,844
2026	985,844
2027	985,844
2028	985,844
Thereafter	42,802,068
Total	47,731,288